Additional Disclosures in the Statement of Cash Flows - Summary of Additional Information of Changes in Liabilities Arising from Financing Activities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing received from the Central Bank of Argentina and other financial entities
Opening balance	$ 3,057,451
Proceeds	76
Payments	(2,048,327)
Movement in accrued interest	55,388
Difference in quoted prices of foreign currency	308,697
Monetary effects	(454,182)
Ending balance	919,103
Issued Corporate Bonds
Opening balance	7,521,820
Payments	(2,114,046)	$ (4,087,381)	$ (6,037,821)
Movement in accrued interest	1,547,872
Derecognition or substantial modification of financial liabilities	(228,983)	(556,936)	(1,473,234)
Monetary effects	(1,819,287)
Ending balance	4,926,901	7,521,820
Subordinated Corporate Bonds
Opening balance	33,098,040
Payments	(2,246,089)	(2,204,680)	$ (1,841,738)
Movement in accrued interest	2,397,775
Derecognition or substantial modification of financial liabilities	29,427
Difference in quoted prices of foreign currency	11,435,578
Monetary effects	(10,414,439)
Ending balance	$ 34,300,292	$ 33,098,040